Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($)	Aug. 29, 2025 shares
Summary of Significant Accounting Policies [Line Items]
Number of reportable segment (in Segment) | Segment	1
Cash | $	$ 679,442	$ 170,557
Cash equivalents | $
Impairments | $
Tax benefit percentage	50.00%
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public warrants issued (in Shares)	11,500,000
Purchase of warrants (in Shares)	11,500,000
August SPA Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares)			215,299
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public warrants issued (in Shares)	11,500,000
Fair Value, Inputs, Level 3 [Member] | August SPA Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares)	215,299